Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 12,502,660	$ 7,805,859
Accounts receivable, net	402,499	503,820
Inventories	1,931,211	1,990,925
Other current assets	3,082,255	3,639,417
Total current assets	17,918,625	13,940,021
Non-current assets
Property and equipment	1,510,595	2,653,810
Operating lease right of use assets	760,948	907,418
Intangible assets	215,750	351,212
Other non-current assets	11,950,000	11,950,000
Total non-current assets	14,437,293	15,862,440
Total assets	32,355,918	29,802,461
Current liabilities
Short-term financial liabilities, net	3,890,229	3,694,936
Accounts payable	2,229,816	4,076,540
Operating lease liabilities	549,019	620,095
Deferred revenue	2,494,219	2,129,152
Accrued expenses and other current liabilities	4,093,512	3,868,532
Total current liabilities	13,256,795	14,389,255
Non-current liabilities
Long-term financial liabilities, net	102,443,755	82,116,160
Operating lease liabilities, net of current portion	108,633	135,715
Employee benefit liabilities	369,647	249,215
Total non-current liabilities	102,922,035	82,501,090
Total liabilities	116,178,830	96,890,345
Commitments and contingencies (Note 12)
Stockholders’ equity
Common stock	8,693	8,604
Treasury shares	(654,886)	(367,632)
Share premium	125,242,581	121,762,359
Accumulated other comprehensive loss	(7,557,999)	(7,557,999)
Accumulated deficit	(200,861,301)	(180,933,216)
Total stockholders’ equity	(83,822,912)	(67,087,884)
Total liabilities and stockholders’ equity	$ 32,355,918	$ 29,802,461